Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Mar. 31, 2023 ¥ / shares shares
Stock Acquisition Rights [Member]
Disclosure of Accounting Policies [Line Items]
Number of shares | shares	100
Exercise price | ¥ / shares	¥ 1
Contractual term	20 years
Minimum
Disclosure of Accounting Policies [Line Items]
Period in which obligors generally determined to be substantially bankrupt, past due (in months)	6 months
Minimum | Software and Software Development Costs
Disclosure of Accounting Policies [Line Items]
Estimated useful life	5 years
Maximum | Software and Software Development Costs
Disclosure of Accounting Policies [Line Items]
Estimated useful life	10 years
Impaired loans | Minimum
Disclosure of Accounting Policies [Line Items]
Number of days past due	90 days
Customer Relationships [Member] | Shinko Securities Company Limited
Disclosure of Accounting Policies [Line Items]
Weighted-average amortization period	16 years
Customer Relationships [Member] | Asset Management Company
Disclosure of Accounting Policies [Line Items]
Weighted-average amortization period	16 years 10 months 24 days